Summary of Significant Accounting Policies - Summarizes the Group's Transaction and Service Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	$ 37,464	$ 70,615	$ 91,621
Lifestyle Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	11,658	47,722	46,752
Consumption Loans (Net of Customer Acquisition Incentive)
Summary Of Accounting Policies [Line Items]
Transaction and service fees, net	$ 25,806	$ 22,893	$ 44,869